Stock-based compensation - Weighted Average Assumptions of Stock Options Granted (Details) - year	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure Of Share Based Payment Arrangements [Abstract]
Expected volatility	52.22%	47.25%
Risk-free interest rate	3.05%	1.04%
Expected option life	3.92	4.07
Expected dividend yield	0.00%	0.00%
Forfeiture rate	26.55%	27.07%